Other payables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Other payables

27 Other payables

Other payables as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Salaries and wages	7,991	8,621
Social security contributions	5,898	5,073
Vacation accrual	4,397	3,275
Withholding taxes on payroll and on others	2,000	2,097
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	8,667	6,703
Total	31,453	28,269

As at December 31, 2021, the amount of 2,500 refers to the payment received from the Parent’s majority shareholder and to be reimbursed to it during 2022 based on the decision taken by the Parent’s management in December 2021. Specifically, in light of the extraordinary challenges imposed by COVID-19 on the Group, on February 28, 2020, the Parent’s majority shareholder entered into an agreement with it setting forth its undertaking, should the Parent so request, to make advance payments of up to 15,000 to satisfy the subscription price of a future rights issue. On February 28, 2020, the Parent requested an initial payment of 2,500 which it received on March 2, 2020. In December 2021, the Parent’s management decided that the share capital increase will no longer take place. Therefore, as at December 31, 2021, the amount of 2,500 to be paid back to the majority shareholder has been included in the caption “Other payables” of the statement of financial position.